Other Assets - Schedule of Movement of Allowance For Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of year	¥ (7,124)	¥ (2,424)	¥ (1,940)
Cumulative effect of adoption of new accounting standard on allowance for doubtful accounts on prepayment and other current assets			(395)
(Provisions)/Reversals	694	(4,861)	(2,482)
Deconsolidation of a subsidiary	851
Write-offs	16	161	2,393
Balance at end of year	¥ (5,563)	¥ (7,124)	¥ (2,424)